6-Other Assets	12 Months Ended
Dec. 31, 2011
6-Other Assets [Text Block]
6—OTHER ASSETS

Other assets consist of the following:
	December 31,
	2011	2010
Deferred financing costs , current portion	31	224
Other prepaid expenses, current portion	590	463
Total	621	687

	December 31,
	2011	2010
Deferred financing costs , non-current	0	187

Deferred financing costs related to the debentures issued in the October 2007 private placement are being amortized over 5 years, the duration of the debt. In case of debt reimbursement through earlier conversion, the amortization is then accelerated. The amortization of deferred financing costs, which is classified as financial expense, net, amounted to €224 thousand, €920 thousand and €470 thousand, for the years ended December 31, 2011, 2010 and 2009, respectively.